Accumulated Other Comprehensive Income (Tables)	12 Months Ended
Dec. 31, 2025
Equity [Abstract]
Schedule of Changes in AOCI
The following table summarizes our changes in AOCI:

Dollars in millions	Unrealized gains (losses) on securities available for sale	Unrealized gains (losses) on derivative financial instruments	Net pension and postretirement benefit costs	Total
Balance at December 31, 2022	$(4,895)	$(1,124)	$(276)	$(6,295)
Other comprehensive income before reclassification, net of income taxes	702	(364)	(18)	320
Amounts reclassified from accumulated other comprehensive income, net of income taxes (a)	3	725	18	746
Net current-period other comprehensive income, net of income taxes	705	361	—	1,066
Balance at December 31, 2023	$(4,190)	$(763)	$(276)	$(5,229)
Other comprehensive income before reclassification, net of income taxes	38	(230)	(30)	(222)
Amounts reclassified from accumulated other comprehensive income, net of income taxes (a)	1,418	559	4	1,981
Net current-period other comprehensive income, net of income taxes	1,456	329	(26)	1,759
Balance at December 31, 2024	$(2,734)	$(434)	$(302)	$(3,470)
Other comprehensive income before reclassification, net of income taxes	1,018	154	61	1,233
Amounts reclassified from accumulated other comprehensive income, net of income taxes (a)	—	273	4	277
Net current-period other comprehensive income, net of income taxes	1,018	427	65	1,510
Balance at December 31, 2025	$(1,716)	$(7)	$(237)	$(1,960)

(a)See table below for details about these reclassifications.

Schedule of Reclassifications Out of AOCI
Our reclassifications out of AOCI, are as follows:

	Twelve Months Ended December 31,			Affected Line Item in the Consolidated Statement of Income
Dollars in millions	2025	2024	2023
Unrealized gains (losses) on available for sale securities
Realized losses	$—	$(1,863)	$(4)	Net securities gains (losses)
	—	(1,863)	(4)	Income (loss) from continuing operations before income taxes
	—	(445)	(1)	Income taxes
	$—	$(1,418)	$(3)	Income (loss) from continuing operations
Unrealized gains (losses) on derivative financial instruments
Interest rate	$(358)	$(733)	$(956)	Interest income — Loans
Interest rate	(2)	(2)	(2)	Interest expense — Long-term debt
Interest rate	—	—	5	Investment banking and debt placement fees
	(360)	(735)	(953)	Income (loss) from continuing operations before income taxes
	(87)	(176)	(228)	Income taxes
	$(273)	$(559)	$(725)	Income (loss) from continuing operations

Net pension and postretirement benefit costs
Amortization of losses	$(7)	$(8)	$(8)	Other expense
Settlement loss	—	—	(18)	Other expense
Amortization of prior service credit	1	1	1	Other expense
	(6)	(7)	(25)	Income (loss) from continuing operations before income taxes
	(2)	(3)	(7)	Income taxes
	$(4)	$(4)	$(18)	Income (loss) from continuing operations